Joint operations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Joint Operations [Abstract]
Joint operations proportionate interest in net assets table
Cameco reflects its proportionate interest in these assets and liabilities as follows:

	Principal place
	of business	Ownership	2017	2016

Total assets
McArthur River	Canada	69.81%	$1,121,509	$1,093,254
Key Lake	Canada	83.33%	482,879	571,183
Cigar Lake	Canada	50.03%	1,531,150	1,591,489
Inkai	Kazakhstan	60.00%	230,280	290,122

			$3,365,818	$3,546,048

Total liabilities
McArthur River		69.81%	$38,896	$43,189
Key Lake		83.33%	140,214	150,847
Cigar Lake		50.03%	40,687	37,888
Inkai		60.00%	119,998	181,145

			$339,795	$413,069